WEALTH-BULDING OPPORTUNITY

OHIO NATIONAL
FUND, INC.

                        [OHIO NATIONAL FUND INC. LOGO]



                                                       SEMI-ANNUAL REPORT

                                                       Ohio National Fund, Inc.

                                                       JUNE 30, 1998

OHIO NATIONAL
FINANCIAL SERVICES

                                                                         [PHOTO]
PRESIDENT'S
MESSAGE

Dear Investor:

First, I want to thank you for being an investor in the Ohio National Fund. All of us here appreciate your support.

   We are pleased to provide you with an update of Ohio National Fund's performance and investment activity for the six months ended June 30, 1998. It was an exciting time for the Fund. Highlights included the addition of several new portfolios and the continued strong growth in net assets, which surpassed the $1 billion milestone and stood at $1.07 billion as of mid-year.

Looking Back

For some time now we have enjoyed an economic climate of reasonable growth, low unemployment, modest interest rates, subdued inflation and stable corporate earnings. Over the past year and a half, however, while the overall direction has continued to be favorable, the journey has not been an especially smooth one for many investors. In the past 18 months, diversified U.S. stock mutual funds have had three calendar quarters of gains and three calendar quarters of losses.

   Blue chip stocks have continued to be strong performers, despite higher valuations than smaller stocks and pressures on earnings due to sinking currencies and economic turbulence throughout Asia. Also advancing, although not nearly at the same pace as the large caps, have been the stocks of midsize and small companies. Abroad, European equities have enjoyed a solid advance on the strength of a long-term trend of improving corporate performance and optimism over an improved investment climate accompanying the forthcoming introduction of the "euro" common currency. Continued economic turmoil in Asia has driven down emerging markets' equities substantially. As for bonds, the fundamentals underpinning the U.S. bond market are as strong as at any time in recent memory.

New Portfolios

We welcomed four new portfolios to Ohio National Fund on May 1, 1998. Three - the Blue Chip, Equity Income, and High Income Bond portfolios - are managed by Federated Advisers. The fourth - the Small Cap Growth Portfolio - is managed by Robertson Stephens Investment Management. The addition of these portfolios further expands the Fund's investment spectrum and offers greater opportunities for diversification for our investors. Please note that portfolio availability varies by contract.

Looking Ahead

Markets in the United States and Europe thus far have shown remarkable resilience amid fears that Asia has not yet reached the bottom of its economic cycle. The "flight to quality" - cash inflow diverted from battered foreign markets - is in part helping keep the demand for stocks high.

   Inflation is low and is expected to stay in check, at least in the near-term, as their regional economic tempest causes Asian companies to send their goods to the U.S. at deeply reduced prices and prevents their competitors in the U.S. from raising their own prices. Low interest rates could help prolong the U.S. economic expansion by sustaining the booming housing industry and making loans for capital investment more affordable. Still, a strong dollar, rising labor costs and Asia's downturn are combining to temper corporate profitability and in turn slow earnings growth among larger companies. The time may be approaching when many midsize and small companies with limited exposure to Asia and less economic sensitivity generate higher relative earnings growth.

In Closing

Information on your investments is contained in the following pages. We are proud that Ohio National Fund is able to provide its investors with the sound results documented herein. Please note in reviewing performance results that rates of return under variable contracts differ from those of the underlying portfolios because of applicable charges for mortality and expenses. Please contact your registered representative for additional information on the financial protection and tax-deferred accumulation options afforded by your variable annuity or variable universal life insurance contract. As your needs change over time, he or she stands ready to serve you.

   Thank you again for the confidence you have placed in Ohio National Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence.

Best regards,


/s/ John J. Palmer

John J. Palmer





--------------------------------------------------------------------------------
Directors and Officers of Ohio National Fund, Inc.
John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Ross Love, Director
George M. Vredeveld, Director
Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Theresa M. Brunsman, Assistant Secretary
William J. Hilbert, Jr., Compliance Director and Assistant Treasurer


This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC) One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 8/98

EQUITY PORTFOLIO
Ohio National Fund, Inc.

OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

PERFORMANCE AS OF JUNE 30, 1998

AVERAGE ANNUAL TOTAL RETURNS:
One-year                      14.60%
Five-year                     15.94%
Ten-year                      13.11%
Since inception (1/14/71)     11.20%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

We continued to see an increasing yet volatile stock market, led by the blue chips and a select number of growth stocks, during the first half of 1998. The valuation spread between the largest companies and most others is near an all-time high. The breadth of the stock market's advance has narrowed considerably. Interest rates moved lower during the period. The interest rate spread between Treasury securities and corporate bonds widened as the second quarter came to an end.

   Total return for the Equity Portfolio was 8.83 percent through mid-year. The portfolio's invested position averaged 93 percent in common stocks and related securities during the period. The strongest performing sectors were Consumer Staples, Financial Services, Health Care and Technology. The weaker performing sectors included Energy, Capital Goods and Real Estate.

   We will continue to reduce the number of equity holdings in the portfolio. We expect the stock market volatility to continue through the remainder of the year as investors contend with Asian concerns, potential slowdowns in other parts of the world, Year 2000 issues and reduced corporate profits. On the other hand, several countries continue to experience steady economic growth, and many companies (small, medium and large) should continue to report very good earnings growth. Investments in these areas and companies should provide positive results for investors over time.

CHANGE IN VALUE OF $10,000 INVESTMENT



                              Equity Portfolio                 S&P Index
                            (Commenced operations
                             January 14,1971)
Date                               Value                         Value
12/31/86                        $ 9,701.00                    $ 9,806.00
12/31/88                         12,367.08                     12,052.80
12/31/90                         14,649.66                     15,345.68
12/31/92                         18,935.20                     21,568.35
12/31/94                         21,659.01                     24,033.86
12/31/96                         32,607.70                     40,653.06
06/30/98                         41,934.12                     63,763.22









Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1998


                                              % of Portfolio

1.  Cisco Systems, Inc                              2.64
2.  General Electric                                2.32
3.  American International Group                    1.97
4.  Camco International Inc                         1.63
5.  Monsanto Co                                     1.51
6.  Texas Instruments                               1.49
7.  Microsoft Corp                                  1.38
8.  AlliedSignal                                    1.33
9.  Xerox Corp                                      1.30
10. Owens-Illinois                                  1.29


TOP 5 INDUSTRIES AS OF JUNE 30, 1998

                                             % of Portfolio
Technology                                        15.89
Capital Goods                                     15.30
Consumer Cyclical                                 13.17
Finance                                           12.72
Basic Materials                                    9.45

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS                               JUNE 30, 1998 (UNAUDITED)

                                                        MARKET
   SHARES               COMMON STOCK                    VALUE
-----------------------------------------------------------------
                 AEROSPACE (3.3%)
       94,000    Allied Signal, Inc.                  $4,171,250
       22,632    Boeing Co.                            1,008,539
       64,000    Raytheon Co.                          3,784,000
       31,350    Rockwell International Corp.          1,506,759
                                                   --------------
                                                      10,470,548
                                                   --------------
                 AUTOMOTIVE AND RELATED (3.2%)
       22,500    Arvin Industries, Inc.                  817,031
       45,400    Cooper Tire & Rubber                    936,375
       31,000    Chrysler Corp.                        1,747,625
       29,400    Eaton Corp.                           2,285,850
       39,184    Ford Motor Co.                        2,311,856
            1    Meritor Automotive                           24
       20,000    Magna International, Inc.             1,372,500
       47,000    Walbro Corp.                            663,875
                                                   --------------
                                                      10,135,136
                                                   --------------
                 BANKING (3.9%)
       52,920    Charter One Financial Inc.            1,782,743
       23,880    First Star Bancorp                      576,105
       42,000    First Union Corp.                     2,446,500
       40,000    Flagstar Bancorp                        975,000
       45,000    Mellon Bank Corp.                     3,133,125
       19,574    Nationsbank Corp.                     1,497,411
       11,000    Star Banc Corp.                         702,625
       30,750    Susquehanna Bancshares Inc.           1,149,281
                                                   --------------
                                                      12,262,790
                                                   --------------
                 BUSINESS SERVICES (3.9%)
      132,500  * Alternative Resources Inc.            1,639,688
      110,000    First Data Corp.                      3,664,375
       61,000  * Lo Jack                                 758,687
       95,000    Manpower Inc.                         2,725,313
      101,000    Reynolds & Reynolds CL A              1,836,937
       35,000    Standard Register Co.                 1,238,125
       23,000    Wackenhut Corp. CL B                    494,500
                                                   --------------
                                                      12,357,625
                                                   --------------
                 COMMUNICATIONS (1.6%)
      138,250    Andrew Corp.                          2,497,141
       20,625    Mastec Inc.                             492,422
       40,000    Motorola Inc.                         2,102,500
                                                   --------------
                                                       5,092,063
                                                   --------------
                 COMPUTER AND RELATED (14.2%)
       56,500  * 3Comm Corp.                           1,733,844
       90,000    Cisco Systems, Inc.                   8,285,625
       63,000    Computer Associates                   3,500,437
       28,000  * Computer Sciences Corp.               1,792,000
       60,000    Hewlett-Packard Co.                   3,592,500
       53,000    Intel Corp.                           3,928,625
       33,000  * LSI Logic                               761,062
       90,000    MacNeal-Schwendler Corp.                883,125
       40,000  * Microsoft Corp.                       4,335,000
       47,058  * Seagate Technology                    1,120,569
       45,742    Solectron Corp.                       1,924,023
       80,000  * Sun Microsystems, Inc.                3,475,000
       67,500    Symbol Technologies                   2,548,125
       80,000    Texas Instruments, Inc.               4,665,000
       50,000  * Zebra Tech Corp., CL A                2,137,500
                                                   --------------
                                                      44,682,435
                                                   --------------

                 CHEMICALS (5.4%)
       35,000    E I DuPont De Nemours & Co.          $2,611,875
       96,000    Engelhard Corp.                       1,944,000
       50,000    Hercules Inc.                         2,056,250
       38,750    Hanson Trust PLC                      1,174,609
       35,300    Mineral Technologies Inc.             1,795,888
       85,000    Monsanto Co.                          4,749,375
       66,000    OM Group, Inc.                        2,722,500
                                                  ---------------
                                                      17,054,497
                                                  ---------------
                 CONTAINERS (1.3%)
       90,000  * Owens-Illinois, Inc.                  4,027,500
                                                  ---------------

                 DRUGS (1.2%)
       86,000  * Applied Analytical Industries         1,236,250
       64,000    Abbott Laboratories                   2,616,000
                                                  ---------------
                                                       3,852,250
                                                  ---------------
                 ELECTRICAL EQUIPMENT (6.8%)
       50,000  * Advanced Lighting                     1,162,500
       60,000    Analog Devices, Inc.                  1,473,750
      100,000  * Anixter Intl. Inc.                    1,906,250
       96,700    BMC Industries, Inc.                    846,125
       31,500    Federal Signal Corp.                    765,844
       80,000    General Electric Co.                  7,280,000
       49,000    Hubbell Inc. Class B Shares           2,039,625
       45,000  * Richey Electronics Inc.                 351,562
       40,000    Varian Associates, Inc.               1,560,000
       40,000    Xerox Corp.                           4,065,000
                                                  ---------------
                                                      21,450,656
                                                  ---------------
                 FINANCIAL SERVICES (0.5%)
       20,269  * Associates 1st Capital Corp.          1,558,179
                                                  ---------------

                 ENTERTAINMENT AND LEISURE (1.0%)
       75,000    Cedar Fair                            2,071,875
       60,000  * Livent Inc.                             525,000
       60,000  * Royal Olympic Cruise Lines              600,000
                                                  ---------------
                                                       3,196,875
                                                  ---------------
                 FOOD AND RELATED (1.2%)
       80,000    Food Lion Inc.                          850,000
       25,500    H.J. Heinz Co.                        1,431,188
       45,000    Panamerican Beverages, Inc.           1,414,687
                                                  ---------------
                                                       3,695,875
                                                  ---------------
                 FORESTRY AND PAPER PRODUCTS (1.4%)
       66,000    Boise Cascade Corp.                   2,161,500
       72,050    Sonoco Products                       2,179,513
                                                  ---------------
                                                       4,341,013
                                                  ---------------
                 HOTEL/LODGING (1.0%)
       50,000  * Guest Supply Inc.                       837,500
       50,000    La Quinta Inns                        1,056,250
       60,000  * Mirage Resorts Inc.                   1,278,750
                                                  ---------------
                                                       3,172,500
                                                  ---------------
                 HOUSING, FURNITURE & RELATED (2.4%)
      150,000    Clayton Homes, Inc.                   2,850,000
       64,000    Newell Co.                            3,188,000
      100,000    Shelby Williams                       1,500,000
                                                  ---------------
                                                       7,538,000
                                                  ---------------


                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                               JUNE 30, 1998 (UNAUDITED)



                                                       MARKET
   SHARES                 COMMON STOCK                  VALUE
-----------------------------------------------------------------
                 INDUSTRIAL SERVICES (1.1%)
       52,000    Mapics Inc.                          $1,023,750
       20,500  * Medar Inc.                               43,563
       50,000    Regal Beloit                          1,425,000
       20,000    York International, Corp.               871,250
                                                   --------------
                                                       3,363,563
                                                   --------------
                 INSURANCE SERVICES (5.4%)
       30,454    Aegon NV                              2,634,270
       42,187    American International Group          6,159,302
       36,000    Chubb Corp.                           2,893,500
       40,000    Equitable Cos., Inc.                  2,997,500
       53,000    St. Paul Cos.                         2,229,313
                                                   --------------
                                                      16,913,885
                                                   --------------
                 MACHINERY (2.7%)
       48,000    Caterpillar, Inc.                     2,538,000
       30,000    Deere & Company                       1,586,250
       80,250    Hardinge Inc.                         1,956,094
       43,000    Modine Manufacturing Inc.             1,488,875
       54,000    Stewart & Stevenson                     972,000
                                                   --------------
                                                       8,541,219
                                                   --------------
                 MEDIA AND PUBLISHING (0.6%)
       55,000    CBS                                   1,746,250
                                                   --------------

                 MEDICAL AND RELATED (6.7%)
       35,000    Allegiance Corp.                      1,793,750
       37,500    Baxter International                  2,017,969
       41,500  * Cephalon Inc.                           326,812
       50,700  * Foundation Health Corp.               1,337,213
       75,000  * Healthsouth Corp.                     2,001,562
       30,000  * Humana Inc.                             935,625
       71,000    Kendle International Inc.             2,147,750
       90,000    Mylan Laboratories                    2,705,625
       23,800  * National Healthcare-LP                  785,400
      103,313    Quorum Health Group Inc.              2,737,781
       80,000  * Sola Industries                       2,615,000
       28,000    United Healthcare Corp.               1,778,000
                                                   --------------
                                                      21,182,487
                                                   --------------
                 METALS AND MINING (2.6%)
        7,000    Amcast Industrial Corp.                 130,375
       55,000    Crown Cork & Seal Co.                 2,612,500
       32,000    Phelps Dodge Corp.                    1,830,000
       89,000    Worthington Industries                1,340,563
       60,700    Wolverine Tube, Inc.                  2,306,600
                                                   --------------
                                                       8,220,038
                                                   --------------
                 OIL, ENERGY AND NATURAL GAS (9.0%)
       65,000  * Belco Oil & Gas                         560,625
       65,500    Camco International, Inc.             5,100,813
       27,000    Chevron Corp.                         2,242,687
       40,000    Kerr-McGee Corp.                      2,315,000
      125,000  * Louis Dreyfus Natural Gas             2,367,188
      100,000  * Matrix Services CO.                     725,000
       30,000  * Offshore Logistics Inc.               1,153,750
       35,000    Pacific Gulf Properties                 745,937
       85,000    Santa Fe Energy Resources               913,750
       40,000    Schlumberger, Ltd.                    2,732,500
      110,000  * Tesoro Petroleum                      1,746,250
       28,000    UGI Corp.                               696,500

                 OIL, ENERGY AND NATURAL GAS (CONT.)
       47,850    Ultramar Diamond Shamrock            $1,510,266
       45,000    Westcoast Energy, Inc.                1,004,062
      102,000    Williams Cos. Inc.                    3,442,500
       92,500    Wiser Oil                             1,023,281
                                                  ---------------
                                                      28,280,109
                                                  ---------------
                 REAL ESTATE AND LEASING (2.9%)
       32,500    Berkshire Realty                        379,844
       28,000    Camden Property Trust REIT              833,000
       60,000    Corporate Office Properties             532,500
       76,000    Commercial Net Lease Realty           1,230,250
       37,500    First Industrial Realty Trust         1,192,969
       16,400    Great Lakes REIT                        285,975
       55,000    Healthcare Realty Trust               1,498,750
       67,250    Liberty Property Trust                1,719,078
       29,500    National Health Investors, Inc.         977,188
       18,500    Regency Realty Corp.                    464,812
                                                  ---------------
                                                       9,114,366
                                                  ---------------
                 RESTAURANTS (0.8%)
       84,000  * Buffets, Inc.                         1,317,750
       51,800    Consolidated Products Inc.            1,094,275
                                                  ---------------
                                                       2,412,025
                                                  ---------------
                 RETAIL (0.1%)
       35,000  * Ridgeview Inc.                          210,000
                                                  ---------------

                 RETIREMENT/AGED HOMES (0.3%)
       79,700  * Capital Senior Living Corp.             956,400
                                                  ---------------

                 TEXTILES AND RELATED (0.9%)
       25,000    Oxford Industries, Inc.                 873,437
       47,000    Warnaco Group, CL. A                  1,994,563
                                                  ---------------
                                                       2,868,000
                                                  ---------------
                 TRANSPORTATION AND EQUIPMENT (4.6%)
       44,000  * Atlas Air Inc.                        1,487,750
       63,000  * Avondale Industries Inc.              1,738,409
       26,000    Burlington Northern, Inc.             2,552,875
       45,000    CNF Transportation Inc.               1,912,500
       70,649    Halter Marine Group Inc.              1,064,151
       75,000    Norfolk Southern Corp.                2,235,937
       56,800    Trinity Industries                    2,357,200
       49,000  * Wisconsin Central Transportation      1,071,875
                                                  ---------------
                                                      14,420,697
                                                  ---------------
                 UTILITIES (0.6%)
       27,500    FPL Group, Inc.                       1,732,500
                                                  ---------------

                 MISCELLANEOUS (0.4%)
       64,000    Pall Corp.                            1,312,000
                                                  ---------------

                 TOTAL COMMON STOCKS
                    (91.0%) (COST  $163,593,941)    $286,161,481
                                                  ---------------


                                                     MARKET
   SHARES                    WARRANTS                 VALUE
-----------------------------------------------------------------
       95,000    Medar Warrants $6.86                    $40,850
                                                  ---------------

                 TOTAL WARRANTS
                    (0.0%) (COST  $40,850)               $40,850
                                                  ---------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                               JUNE 30, 1998 (UNAUDITED)


                                                          MARKET
   SHARES        PREFERRED STOCK                           VALUE
-----------------------------------------------------------------

                 BANKING (0.3%)
       30,000    National Australia  Bank LTD Conv.     $860,625
                                                   --------------

                 COMPUTER & RELATED (0.1%)
       24,000    General Datacommunications 9% Conv.     324,000
                                                   --------------

                 FINANCIAL SERVICES (0.1%)
       11,000    Money Store 6.5% Conv.                  344,916
                                                   --------------

                 METALS AND MINING (0.3%)
       50,000    Freeport McMoRan Copper & Gold,
                    Series B                           1,059,375
                                                   --------------

                 OIL AND GAS (0.2%)
       15,000    Howell Corp. $3.50 Series A Conv.       645,000
                                                   --------------

                 REAL ESTATE (0.2%)
       20,000    Camden Property Tr. 9% Series A Conv.   530,000
                                                   --------------

                 TOTAL PREFERRED STOCK
                    (1.2%) (COST  $4,737,838)         $3,763,916
                                                   --------------

    FACE                                                  MARKET
   AMOUNT        CONVERTIBLE DEBENTURES                    VALUE
-----------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.3%)
   $1,100,000    Richey Electric
                    7.00%  due 03-01-06               $1,009,250
                                                   --------------

                 INDUSTRIAL SERVICES (0.1%)
      475,000    Medar Inc.
                    12.95%  due 06-30-05                 434,150
                                                   --------------

                 METAL FABRICATING (0.3%)
      900,000    INCO, Ltd.
                    7.75%  due 03-15-16                  862,875
                                                   --------------

                 OIL, ENERGY AND NATURAL GAS (0.3%)
      800,000    Offshore Logistics
                    6.00%  due 12-15-06                  826,000
                                                   --------------

                 TOTAL CONVERTIBLE
                    (1.0%) (COST $3,246,900)          $3,132,275
                                                   --------------



    FACE                                                  MARKET
   AMOUNT                    SHORT-TERM NOTES              VALUE
----------------------------------------------------------------------
                     AUTOMOTIVE AND RELATED (0.5%)
   $1,721,000        General Motors
                        5.580%  07-15-98                   $1,717,265
                                                      ----------------

                     ELECTRICAL EQUIPMENT (0.9%)
    2,981,000        G.E. Capital
                        5.600%  07-13-98                    2,975,435
                                                      ----------------

                     FINANCIAL SERVICES (2.9%)
    2,157,000        American Express
                        5.540%  07-09-98                    2,154,345
    2,046,000        American General
                        5.570%  07-06-98                    2,044,417
    2,415,000        Associates Corp.
                        5.450%  07-02-98                    2,414,634
    2,355,000        CIT Group Holdings
                        5.520%  07-01-98                    2,355,000
                                                      ----------------
                                                            8,968,396
                                                      ----------------
                     INSURANCE SERVICES (1.4%)
    4,275,000        Prudential Funding
                        5.570%  07-10-98                    4,269,047
                                                      ----------------

                     RETAIL (0.9%)
    2,936,000        Sears Roebuck
                        5.540%  07-08-98                    2,932,837
                                                      ----------------

                     TOTAL SHORT-TERM NOTES
                        (6.6%)  (COST $20,862,980)        $20,862,980
                                                      ----------------


                     TOTAL HOLDINGS
                        (COST  $192,482,509)(A)          $313,961,502
                                                      ================




*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

                                                       JUNE 30, 1998 (UNAUDITED)

Assets:
   Investments in securities at market value
     (note 1) (cost $192,482,509) .................... $313,961,502
   Cash in bank ......................................        4,459
   Receivable for fund shares sold ...................      150,147
   Dividends and accrued interest receivable .........      447,344
   Other .............................................       20,368
                                                    ----------------

     Total assets ....................................  314,583,820
                                                    ----------------

Liabilities:
   Payable for investment management services
     (note 3) ........................................      133,478
   Other accrued expenses ............................       86,359
                                                    ----------------
     Total liabilities ...............................      219,837
                                                    ----------------

Net assets at market value ........................... $314,363,983
                                                    ================

Net assets consist of:
   Par value, $1 per share ...........................   $8,199,221
   Paid-in capital in excess of par value ............  176,706,812
   Accumulated undistributed net realized gain on
     investments .....................................    7,943,682
   Net unrealized appreciation on investments (note 1)  121,478,993
   Undistributed net investment income ...............       35,275
                                                   ----------------


Net assets at market value ........................... $314,363,983
                                                    ================

Shares outstanding (note 4) ..........................    8,199,221

Net asset value per share ............................       $38.34
                                                    ================


STATEMENT OF OPERATIONS
                                  FOR SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment income:
   Interest .......................................     $938,379
   Dividends ......................................    1,941,509
                                                   --------------

     Total investment income ......................    2,879,888
                                                   --------------

Expenses:
   Management fees (note 3) .......................      802,042
   Custodian fees (note 3) ........................       34,400
   Directors' fees (note 3) .......................        6,885
   Professional fees ..............................       15,876
   Accounting and transfer agent fees .............      116,384
   Filing fees ....................................        7,012
   Printing, proxy and postage fees ...............       38,716
   Other ..........................................        2,590
                                                   --------------

     Total expenses ...............................    1,023,905
                                                   --------------

     Net investment income ........................   $1,855,983
                                                   --------------

Realized and unrealized gain on investments:
   Net realized gain from investments .............   $7,943,682
   Net increase in unrealized appreciation on
     investments ..................................   15,836,295
                                                   --------------

       Net gain on investments ....................   23,779,977
                                                   --------------

       Net increase in net assets from operations .  $25,635,960
                                                   ==============




   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months Ended
                                                                             6-30-98           Year Ended
                                                                           (Unaudited)          12-31-97
                                                                        ----------------    ----------------
From operations:
   Net investment income ..........................................      $   1,855,983       $   3,800,104
   Realized gain on investments ...................................          7,943,682          13,144,695
   Unrealized gain on investments .................................         15,836,295          26,148,841
                                                                         -------------       -------------
     Net increase in assets from operations .......................         25,635,960          43,093,640
                                                                         -------------       -------------

Dividends and distributions to shareholders:
   Dividends paid from net investment income ......................         (1,823,142)         (4,788,921)
   Capital gains distributions ....................................            (73,823)        (15,187,264)
                                                                         -------------       -------------
     Total dividends and distributions ............................         (1,896,965)        (19,976,185)
                                                                         -------------       -------------

From capital share transactions (note 4):
   Received from shares sold ......................................         16,415,455          38,790,194
   Received from dividends reinvested .............................          1,896,965          19,976,185
   Paid for shares redeemed .......................................        (15,759,607)        (26,588,013)
                                                                         -------------       -------------
     Increase in net assets derived from capital share transactions          2,552,813          32,178,366
                                                                         -------------       -------------

       Increase in net assets .....................................         26,291,808          55,295,821

Net Assets:
   Beginning of period ............................................        288,072,175         232,776,354
                                                                         -------------       -------------

   End of period (a) ..............................................      $ 314,363,983       $ 288,072,175
                                                                         =============       =============

(a) Includes undistributed net investment income of ...............      $      35,275       $       2,434
                                                                         =============       =============

FINANCIAL HIGHLIGHTS

                                                        Six Months Ended
                                                             6-30-98                       Years Ended December 31,
                                                           (Unaudited)          1997          1996          1995           1994
                                                           ------------     ------------   -----------   ----------    -----------
Per share data:
Net asset value, beginning of period ....................     $ 35.44          $ 32.30       $ 28.58       $ 23.20       $ 23.90
Income from investment operations:
   Net investment income ................................        0.23             0.51          0.47          0.50          0.45
   Net realized and unrealized gain (loss) on investments        2.91             5.24          4.58          5.65         (0.39)
                                                              -------          -------       -------       -------       -------
     Total income from investment operations ............        3.14             5.75          5.05          6.15          0.06
                                                              -------          -------       -------       -------       -------
Less distributions:
   Dividends from net investment income .................       (0.23)           (0.63)        (0.46)        (0.39)        (0.44)
   Distributions from net realized capital gains ........       (0.01)           (1.98)        (0.87)        (0.38)        (0.32)
                                                              -------          -------       -------       -------       -------
     Total distributions ................................       (0.24)           (2.61)        (1.33)        (0.77)        (0.76)
                                                              -------          -------       -------       -------       -------
Net asset value, end of period ..........................     $ 38.34          $ 35.44       $ 32.30       $ 28.58       $ 23.20
                                                              =======          =======       =======       =======       =======

Total return ............................................        8.83%(b)        18.17%        18.35%        27.20%         0.25%

Ratios and supplemental data:
   Ratio of expenses to average net assets ..............        0.67%(a)         0.67%         0.73%         0.73%         0.62%
   Ratio of net investment income to average net assets .        1.21%(a)         1.43%         1.60%         1.90%         1.90%
Portfolio turnover rate .................................           6%              19%           11%           14%            8%
Average commission rate (c) .............................     $  0.06          $  0.07       $  0.07            NR            NR

Net assets at end of period (millions) ..................     $ 314.4          $ 288.1       $ 232.8       $ 175.7       $ 123.3

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS                                 JUNE 30,1998 (UNAUDITED)



    FACE                                              MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------

                 AUTOMOTIVE AND RELATED (18.6%)
   $1,097,000    American Honda
                    5.520%  07-20-98                  $1,093,798
      898,000    Budget Funding
                    5.530%  07-13-98                     896,345
      909,000    Ford Motor Credit Corp.
                    5.560%  07-15-98                     907,035
      196,000    General Motors
                    5.550%  07-14-98                     195,607
      848,000    General Motors
                    5.550%  07-27-98                     844,601
    1,500,000    Hertz Corp.
                    5.540%  07-10-98                   1,497,922
                                                   --------------
                                                       5,435,308
                                                   --------------
                 BANKING (8.1%)
      920,000    American Bankers
                    5.800%  07-24-98                     916,591
    1,464,000    Associates First Capital
                    5.530%  07-01-98                   1,464,000
                                                   --------------
                                                       2,380,591
                                                   --------------
                 CHEMICALS (1.9%)
      560,000    Great Lakes Chemicals (b)
                    5.530%  08-03-98                     557,161
                                                   --------------

                 CONSUMER PRODUCTS (2.4%)
      719,000    PHH Corp.
                    5.650%  07-24-98                     716,405
                                                   --------------

                 ELECTRICAL EQUIPMENT (4.8%)
    1,400,000    Avent Inc.
                    5.560%  07-07-98                   1,398,703
                                                   --------------

                 FINANCE (15.4%)
    1,322,000    American General Corp. (b)
                    5.530%  08-06-98                   1,314,689
      406,000    CIT Group
                    5.510%  07-02-98                     405,938
    1,400,000    G.E. Capital
                    5.620%  07-13-98                   1,397,377
    1,400,000    Merrill Lynch
                    5.580%  07-31-98                   1,393,490
                                                   --------------
                                                       4,511,494
                                                   --------------

                 INDUSTRIAL (7.2%)
   $1,355,000    BAT Capital
                    5.620%  07-08-98                  $1,353,519
      752,000    Flour Corp.
                    5.530%  07-14-98                     750,498
                                                   --------------
                                                       2,104,017
                                                   --------------
                 INSURANCE (7.7%)
    1,093,000    Metlife Funding
                    5.560%  08-10-98                   1,086,248
    1,163,000    Prudential Funding
                    5.510%  07-06-98                   1,162,110
                                                   --------------
                                                       2,248,358
                                                   --------------
                 MACHINERY AND EQUIPMENT (3.8%)
    1,105,000    John Deere Capital
                    5.500  07-21-98                    1,101,624
                                                   --------------

                 MEDICAL AND RELATED (5.0%)
    1,476,000    Allergan Inc.
                    5.550%  07-17-98                   1,472,359
                                                   --------------

                 OIL, ENERGY, AND NATURAL GAS (4.8%)
    1,400,000    (EI) De Nemours Dupont
                    5.500%  07-14-98                   1,398,289
                                                   --------------

                 RETAIL (8.5%)
    1,055,000    Sears Roebuck
                    5.560%  07-29-98                   1,050,437
      226,000    Sears Roebuck
                    5.580%  07-29-98                     225,019
    1,226,000    Southland Corp.
                    5.530%  07-16-98                   1,223,175
                                                   --------------
                                                       2,498,631
                                                   --------------
                 UTILITIES (10.8%)
      885,000    GTE Corp.
                    5.620%  07-02-98                     884,862
    1,310,000    New England Electric
                    5.540%  07-28-98                   1,304,557
      970,000    National Rural Utilities
                    5.500%  07-23-98                     966,740
                                                   --------------
                                                       3,156,159
                                                   --------------
                 TOTAL HOLDINGS
                    (COST $28,979,099) (a)           $28,979,099
                                                   ==============



(a)  Also represents cost for Federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,871,850 or 6.4% of net assets.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO



STATEMENT OF ASSETS AND LIABILITIES
                                                      JUNE 30, 1998 (UNAUDITED)

Assets:
   Investments in securities at market value
     (note 1) (cost $28,979,099) ..............    $28,979,099
   Cash in bank ...............................            609
   Receivable for fund shares sold ............        282,383
   Other ......................................          4,332
                                               ----------------

     Total assets .............................     29,266,423
                                               ----------------

Liabilities:
   Payable for investment management services
     (note 3) .................................          6,052
   Payable for shares redeemed ................            185
   Other accrued expenses .....................          2,406
                                               ----------------

     Total liabilities ........................          8,643
                                               ----------------

Net assets at market value ....................    $29,257,780
                                               ================

Net assets consist of:
   Par value, $1 per share ....................     $2,925,784
   Paid-in capital in excess of par value .....     26,331,996
                                               ----------------

Net assets at market value ....................    $29,257,780
                                               ================

Shares outstanding (note 4) ...................      2,925,784

Net asset value per share .....................         $10.00
                                               ================



STATEMENT OF OPERATIONS
                                  FOR SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment income:
   Interest ........................................    $801,060
                                                    -------------

Expenses:
   Management fees (note 3) ........................      42,330
   Custodian fees (note 3) .........................       2,548
   Directors' fees (note 3) ........................         143
   Accounting and transfer agent fees ..............       7,142
   Filing fees .....................................         416
   Printing, proxy and postage fees ................       2,304
   Other ...........................................         214
                                                    -------------

     Total expenses ................................      55,097
     Less fees waived (note 3) .....................      (7,055)
                                                    -------------

       Net expenses ................................      48,042
                                                    -------------

     Net investment income .........................    $753,018
                                                    -------------

       Net increase in net assets from operations ..    $753,018
                                                    =============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months Ended
                                                                             6-30-98           Year Ended
                                                                           (Unaudited)          12-31-97
                                                                         --------------      --------------
From operations:
   Net investment income ..........................................       $    753,018        $  1,241,762
                                                                          ------------        ------------

Dividends and distributions to shareholders:
   Dividends paid from net investment income ......................           (752,980)         (1,241,762)
                                                                          ------------        ------------

From capital share transactions (note 4):
   Received from shares sold ......................................         22,232,704          40,064,944
   Received from dividends reinvested .............................            752,980           1,241,762
   Paid for shares redeemed .......................................        (22,869,555)        (37,676,423)
                                                                          ------------        ------------
     Increase in net assets derived from capital share transactions            116,129           3,630,283
                                                                          ------------        ------------

       Increase in net assets .....................................            116,167           3,630,283

Net Assets:
   Beginning of period ............................................         29,141,613          25,511,330
                                                                          ------------        ------------

   End of period (a) ..............................................       $ 29,257,780        $ 29,141,613
                                                                          ============        ============


FINANCIAL HIGHLIGHTS

                                                       Six Months Ended
                                                           6-30-98                    Years Ended December 31,
                                                         (Unaudited)         1997         1996         1995         1994
                                                        --------------    ----------   ----------   ----------   ---------
Per share data:
Net asset value, beginning of period ..................     $10.00          $10.00       $10.00       $10.00       $10.00
Income from investment operations:
   Net investment income ..............................       0.27            0.52         0.50         0.54         0.39
                                                            ------          ------       ------       ------       ------
Less distributions:
   Dividends from net investment income ...............      (0.27)          (0.52)       (0.50)       (0.54)       (0.39)
                                                            ------          ------       ------       ------       ------
Net asset value, end of period ........................     $10.00          $10.00       $10.00       $10.00       $10.00
                                                            ======          ======       ======       ======       ======

Total return ..........................................       2.68%(b)        5.37%        5.17%        5.62%        4.00%

Ratios net of fees waived by advisor (c):
   Ratio of expenses to average net assets ............       0.34%(a)        0.38%        0.44%        0.44%        0.39%
   Ratio of net investment income to average net assets       5.32%(a)        5.11%        4.98%        5.39%        3.69%
Ratios assuming no fees waived by advisor:
   Ratio of expenses to average net assets ............       0.39%(a)        0.43%        0.49%        0.55%        0.59%
   Ratio of net investment income to average net assets       5.27%(a)        5.06%        4.93%        5.27%        3.51%

Net assets at end of period (millions) ................     $ 29.3          $ 29.1       $ 25.6       $ 15.7       $ 13.1

(a)  Annualized
(b)  Calculated on a aggregate basis (not annualized)
(c) On and after June 17, 1993, the advisor has waived part of the management fee to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value.

   The accompanying notes are an integral part of these financial statements.

BOND PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.

PERFORMANCE AS OF JUNE 30, 1998

Average Annual Total Returns:
One-year                       8.64%
Five-year                      6.48%
Ten-year                       8.24%
Since inception (11/2/82)      8.60%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The Bond Portfolio returned 8.64 percent over the past year compared to the 8.54 percent return of its benchmark, the Lehman Government/Corporate Intermediate Bond Index. For the first six months of 1998, the portfolio is trailing the index return slightly, 3.47 percent to 2.81 percent. The portfolio has a larger exposure to corporate securities than the index and corporate bonds, especially those in the "Baa" category, have underperformed other bond categories in the past few months.

   We do not expect major moves in interest rates over the next few months and corporate credit fundamentals appear to be improving once again. If those assessments prove to be correct, our portfolio's performance should compare favorably with that of the index over the balance of the year.

CHANGE IN VALUE OF $10,000 INVESTMENT



                       Bond Portfolio           Lehman Bros. Gov't/Corp.
                       (Commenced operations    Index-intermediate
                       November 2, 1982)

12/31/86                   $10,514.00                  $10,511.00
12/31/88                    11,313.37                   11,634.91
12/31/90                    13,503.44                   14,322.70
12/31/92                    16,403.40                   17,593.63
12/31/94                    17,460.03                   18,754.84
12/31/96                    21,529.92                   22,500.27
06/30/98                    24,189.90                   24,270.74

Hypothetical illustration based on past performance.
Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 BONDS AS OF JUNE 30, 1998


                                              % of Portfolio

1.  Anixter 8.00% 09/15/03                          4.29
2.  Abitibi Consolidated Inc 7.40% 4/1/18           4.19
3.  Colonial 8.05% 07/15/06                         3.94
4.  Texas Utilities 7.48% 0/01/17                   3.06
5.  Mississippi Chemical Corp 7.25% 11/15/17        2.99
6.  Watson Pharmaceuticals 7.125% 5/15/08           2.85
7.  Mirage Resorts Inc. 6.75% 02/01/08              2.81
8.  ITT Dest 6.75% 11/15/05                         2.72
9.  Pioneer 8.50% 08/01/06                          2.18
10. Northwest Airlines 8.07% 01/02/15               2.17



TOP 5 HOLDING CATEGORIES AS OF JUNE 30, 1998

                                             % of Portfolio
BBB                                               62.99
A                                                 15.91
Short-Term Securities                              7.40
BB                                                 6.52
AAA                                                2.71

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)

    FACE                                              MARKET
   AMOUNT            LONG-TERM BONDS & NOTES           VALUE
-----------------------------------------------------------------
                GOVERNMENT (2.1%)
     $500,000   U.S. Treasury Note
                   7.875%  11-15-99                     $515,313
                                                   --------------

                AUTOMOTIVE AND RELATED (2.5%)
      100,000   Arvin Industries
                   10.000%  08-01-00                     106,119
      500,000   GMAC
                   8.400%  10-15-99                      514,960
                                                   --------------
                                                         621,079
                                                   --------------
                CHEMICALS (3.0%)
      700,000   Mississippi Chemical Corp.
                   7.250%  11-15-17                      737,302
                                                   --------------

                COMMUNICATIONS (2.0%)
      200,000   Comcast Cable Communications
                  8.375%  05-01-07                       224,988
      250,000   Tele-Communications, Inc.
                   8.250%  01-15-03                      270,414
                                                   --------------
                                                         495,402
                                                   --------------
                COMPUTER AND RELATED (1.9%)
      300,000   Apple Computer Inc.
                   6.500%  02-15-04                      276,000
      200,000   Comdisco, Inc.
                   7.750%  09-01-99                      203,634
                                                   --------------
                                                         479,634
                                                   --------------
                CONSUMER GOODS (2.1%)
      200,000   RJR Nabisco Inc.
                   8.750%  04-15-04                      207,975
      300,000   RJR Nabisco Inc.
                   8.625%  12-01-02                      311,179
                                                   --------------
                                                         519,154
                                                   --------------
                CONTAINERS (2.1%)
      500,000   Owens Corning
                   7.500%  05-01-05                      510,401
                                                   --------------

                ELECTRICAL EQUIPMENT (8.2%)
    1,000,000   Anixter Intl.
                   8.000%  09-15-03                    1,059,552
      500,000   Pioneer
                   8.500%  08-01-06                      538,589
      400,000   Tektronix Inc.
                   7.500%  08-01-03                      420,162
                                                   --------------
                                                       2,018,303
                                                   --------------
                ENTERTAINMENT AND LEISURE (2.8%)
      700,000   Mirage Resorts Inc.
                   6.750%  02-01-08                      692,817
                                                   --------------

                FINANCIAL SERVICES (3.1%)
      250,000   Aristar Inc.
                   5.750%  07-15-98                      249,991
      500,000   St. Paul Bancorp Inc.
                  7.125%  02-15-04                       516,115
                                                   --------------
                                                         766,106
                                                   --------------
                FOOD AND RELATED (2.0%)
      500,000   Gruma, SA de C.V.
                  7.625%  10-15-07                       503,706
                                                   --------------

                FORESTRY AND PAPER PRODUCTS (7.7%)
   $1,000,000   Abitibi Consolidated Inc.
                   7.400%  04-01-18                   $1,035,078
      300,000   Boise Cascade Co.
                   9.850%  06-15-02                      334,059
      250,000   Champion International
                   7.700%  12-15-99                      255,447
      250,000   ITT Rayonier Inc.
                   7.500%  10-15-02                      263,762
                                                   --------------
                                                       1,888,346
                                                   --------------
                GOVERNMENT (FOREIGN) (2.0%)
      200,000   British Columbia
                   7.000%  01-15-03                      208,448
      250,000   Providence of Quebec
                   8.625%  01-19-05                      282,433
                                                   --------------
                                                         490,881
                                                   --------------
                HOTEL/LODGING (2.7%)
      700,000   ITT Destinations
                  6.750%  11-15-05                       671,813
                                                   --------------

                HOUSING, FURNITURE AND RELATED (0.7%)
      140,000   Armstrong World
                   9.750%  04-15-08                      174,598
                                                   --------------

                INDUSTRIAL SERVICES (1.6%)
      400,000   R&B Falcon Corp.
                   6.750%  04-15-05                      402,902
                                                   --------------

                INSURANCE (2.8%)
      250,000   Continental Corp.
                   7.250%  03-01-03                      257,874
      400,000   Transamerica Finance Corp.
                   7.500%  03-15-04                      425,282
                                                   --------------
                                                         683,156
                                                   --------------
                MEDICAL AND RELATED (5.2%)
      250,000   Bergen Brunswig
                   7.375%  01-15-03                      262,133
      300,000   Cardinal Health Inc.
                   6.500%  02-15-04                      307,030
      700,000   Watson Pharmaceuticals
                   7.125%  10-15-05                      703,096
                                                   --------------
                                                       1,272,259
                                                   --------------
                METALS AND MINING (2.0%)
      500,000   Cyprus Minerals
                   6.625%  10-15-05                      500,995
                                                   --------------

                REAL ESTATE (6.3%)
      300,000   Avalon Properties Inc.
                   7.375%  09-15-02                      312,066
      900,000   Colonial Realty
                   8.050%  07-15-06                      971,895
      250,000   Sun Communities
                   7.625%  05-01-03                      259,700
                                                   --------------
                                                       1,543,661
                                                   --------------
                RESTAURANTS (2.0%)
      500,000   Wendy's Inc.
                   6.350%  12-15-05                      505,305
                                                   --------------


                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)


    FACE                                              MARKET
   AMOUNT            LONG-TERM BONDS & NOTES           VALUE
-----------------------------------------------------------------

                OIL, ENERGY AND NATURAL GAS (8.9%)
     $200,000   Atlantic Richfield
                   8.550%  03-01-12                     $246,335
      100,000   DeKalb Energy
                   9.875%  07-15-00                      107,110
      400,000   Dresser Industries, Inc.
                   6.250%  06-01-00                      402,686
      125,000   Marathon Oil
                   7.000%  06-01-02                      128,218
      480,937   Mobile Energy Services Co.
                   8.665%  01-01-17                      243,813
      400,000   PDV America, Inc.
                   7.875%  08-01-03                      418,149
      140,000   Shell Oil Co.
                   6.950%  12-15-98                      140,697
      500,000   System Energy
                   7.800%  08-01-00                      508,112
                                                   --------------
                                                       2,195,120
                                                   --------------
                TRANSPORTATION (4.4%)
      250,000   American President Cos., Ltd.
                   7.125%  11-15-03                      200,834
      350,000   Illinois Central Gulf Railroad
                   6.750%  05-15-03                      359,148
      495,731   Northwest Airlines
                   8.070%  01-02-15                      535,152
                                                   --------------
                                                       1,095,134
                                                   --------------
                UTILITIES (11.3%)
      200,000   Cleveland Electric Illum.
                   7.625%  08-01-02                      207,396
      500,000   Great Lakes Power Inc.
                   8.900%  12-01-99                      516,964
      250,000   Kansas Gas & Electric
                   8.290%  03-29-16                      270,344
      375,000   New Orleans Public Service Co.
                   8.670%  04-01-05                      375,699
      200,000   Old Dominion Electric Co-op
                   8.760%  12-01-22                      234,087
      200,000   Sprint Corp.
                   8.125%  07-15-02                      214,772
      700,000   Texas Utilities Electric Co.
                   7.480%  01-01-17                      755,723
      200,000   Toledo Edison Co.
                   7.875%  08-01-04                      212,476
                                                   --------------
                                                       2,787,461
                                                   --------------
                TOTAL LONG-TERM BONDS & NOTES
                  (89.4%) (COST  $21,494,734)        $22,070,848
                                                   --------------



                                                      MARKET
   SHARES                PREFERRED STOCK               VALUE
-----------------------------------------------------------------
                UTILITIES (1.3%)
       12,000   GTE Delaware, 8.750%, Series B          $314,250
                                                   --------------

                TOTAL PREFERRED STOCKS
                   (1.3%)  (COST  $300,000)             $314,250
                                                   --------------

       FACE                                           MARKET
      AMOUNT    SHORT-TERM NOTES                      VALUE
-----------------------------------------------------------------
                AUTOMOTIVE AND RELATED (1.2%)
     $288,000   Ford Motor Credit Co.
                   5.630%  07-02-98                     $287,955
                                                   --------------

                FINANCE (1.8%)
      442,000   American Express Credit
                   5.510%  07-01-98                      442,000
                                                   --------------

                INSURANCE SERVICES (1.3%)
      313,000   Prudential Funding
                   5.610%  07-06-98                      312,756
                                                   --------------

                RETAIL (3.0%)
      751,000   Sears Roebuck
                   5.700%  07-07-98                      750,286
                                                   --------------

                TOTAL SHORT-TERM NOTES
                   (7.3%) (COST  $1,792,997)          $1,792,997
                                                   --------------

                TOTAL HOLDINGS
                   (COST  $23,587,731)(A)            $24,178,095
                                                   ==============

(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 1998 (Unaudited)

Assets:
   Investments in securities at market value
     (note 1) (cost $23,587,731) .....................         $ 24,178,095
   Cash in bank ......................................                1,231
   Receivable for fund shares sold ...................               59,660
   Dividends and accrued interest receivable .........              455,464
   Other .............................................                2,302
                                                               ------------

     Total assets ....................................           24,696,752
                                                               ------------

Liabilities:
   Payable for investment management services
     (note 3) ........................................               11,969
   Other accrued expenses ............................                8,444
                                                               ------------

     Total liabilities ...............................               20,413
                                                               ------------

Net assets at market value ...........................         $ 24,676,339
                                                               ============

Net assets consist of:
   Par value, $1 per share ...........................         $  2,319,438
   Paid-in capital in excess of par value ............           21,773,249
   Accumulated undistributed net realized loss on
     investments .....................................              (12,335)
   Net unrealized appreciation on investments (note 1)              590,364
   Undistributed net investment income ...............                5,623
                                                               ------------

Net assets at market value ...........................         $ 24,676,339
                                                               ============

Shares outstanding (note 4) ..........................            2,319,438

Net asset value per share ............................         $      10.64
                                                               ============


STATEMENT OF OPERATIONS
                                  For Six Months Ended June 30, 1998 (Unaudited)


Investment income:
   Interest ..........................................         $    822,230
   Dividends .........................................               13,125
                                                               ------------

     Total investment income .........................              835,355
                                                               ------------

Expenses:
   Management fees (note 3) ..........................               68,756
   Custodian fees (note 3) ...........................                2,637
   Directors' fees (note 3) ..........................                  246
   Professional fees .................................                  322
   Accounting and transfer agent fees ................               13,392
   Filing fees .......................................                  357
   Printing, proxy and postage fees ..................                2,778
   Other .............................................                  216
                                                               ------------

     Total expenses ..................................               88,704
                                                               ------------

     Net investment income ...........................         $    746,651
                                                               ------------

Realized and unrealized gain (loss) on investments:
   Net realized gain from investments ................         $     31,793
   Net decrease in unrealized appreciation on
     investments .....................................             (148,160)
                                                               ------------

       Net loss on investments .......................             (116,367)
                                                               ------------

       Net increase in net assets from operations ....         $    630,284
                                                               ============





   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months Ended
                                                                           6-30-98          Year Ended
                                                                         (Unaudited)          12-31-97
                                                                        --------------     --------------
From operations:
   Net investment income ..........................................      $    746,651       $  1,355,098
   Realized gain on investments ...................................            31,793             38,573
   Unrealized gain (loss) on investments ..........................          (148,160)           399,815
                                                                         ------------       ------------
     Net increase in assets from operations .......................           630,284          1,793,486
                                                                         ------------       ------------

Dividends and distributions to shareholders:
   Dividends paid from net investment income ......................          (744,344)        (1,690,155)
                                                                         ------------       ------------

From capital share transactions (note 4):
   Received from shares sold ......................................         4,063,450          6,831,247
   Received from dividends reinvested .............................           744,344          1,690,155
   Paid for shares redeemed .......................................        (1,784,425)        (7,636,590)
                                                                         ------------       ------------
     Increase in net assets derived from capital share transactions         3,023,369            884,812
                                                                         ------------       ------------

       Increase in net assets .....................................         2,909,309            988,143

Net Assets:
   Beginning of period ............................................        21,767,030         20,778,887
                                                                         ------------       ------------

   End of period (a) ..............................................      $ 24,676,339       $ 21,767,030
                                                                         ============       ============

(a)  Includes undistributed net investment income of ..............      $      5,623       $      3,316
                                                                         ============       ============

FINANCIAL HIGHLIGHTS

                                                          Six Months Ended
                                                              6-30-98                        Years Ended December 31,
                                                            (Unaudited)          1997          1996          1995           1994
                                                            ------------     -----------    ----------    ---------      ---------
Per share data:
Net asset value, beginning of period ....................      $10.68           $10.62        $10.93        $ 9.70        $10.87
Income (loss) from investment operations:
   Net investment income ................................        0.35             0.71          0.69          0.70          0.67
   Net realized and unrealized gain (loss) on investments       (0.05)            0.23         (0.32)         1.08         (1.07)
                                                               ------           ------        ------        ------        ------
     Total income (loss) from investment operations .....        0.30             0.94          0.37          1.78         (0.40)
                                                               ------           ------        ------        ------        ------
Less distributions:
   Dividends from net investment income .................       (0.34)           (0.88)        (0.68)        (0.55)        (0.69)
   Distributions from net realized capital gains ........        0.00             0.00          0.00          0.00         (0.08)
                                                               ------           ------        ------        ------        ------
     Total distributions ................................       (0.34)           (0.88)        (0.68)        (0.55)        (0.77)
                                                               ------           ------        ------        ------        ------
Net asset value, end of period ..........................      $10.64           $10.68        $10.62        $10.93        $ 9.70
                                                               ======           ======        ======        ======        ======

Total return ............................................        2.81%(b)         9.28%         3.71%        18.90%        (3.84%)

Ratios and supplemental data:
   Ratio of expenses to average net assets ..............        0.77%(a)         0.78%         0.79%         0.75%         0.63%
   Ratio of net investment income to average net assets .        6.49%(a)         6.67%         6.54%         6.76%         6.71%
Portfolio turnover rate .................................           4%              10%            3%            4%            5%

Net assets at end of period (millions) ..................      $ 24.7           $ 21.8        $ 20.8        $ 18.1        $ 13.1

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)

   The accompanying notes are an integral part of these financial statements.

OMNI PORTFOLIO
Ohio National Fund, Inc.


OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

PERFORMANCE AS OF JUNE 30, 1998

AVERAGE ANNUAL TOTAL RETURNS:
One-year                      14.93%
Three-year                    13.69%
Five-year                     12.21%
Since inception (9/10/84)     12.20%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

We continued to see an increasing yet volatile stock market, led by the blue chips and a select number of growth stocks, during the first half of 1998. The valuation spread between the largest companies and most others is near an all-time high. The breadth of the stock market's advance has narrowed considerably. Interest rates moved lower during the period. The interest rate spread between Treasury securities and corporate bonds widened as the second quarter came to an end.

   Total return for the Omni Portfolio was 7.82 percent through mid-year. During the period we increased our stock and bond exposure to 89 percent of assets versus 82 percent at the beginning of the year. The strongest performing sectors in the common stock portion of the portfolio were Consumer Staples, Financial Services, Health Care and Technology. The weaker performing sectors included Energy, Capital Goods and Real Estate.

   As spreads continue to increase between Treasury securities and corporate bonds, we are looking to add to our holdings of high-quality corporate bonds. We will continue to reduce the number of equity holdings in the portfolio. We expect the stock market volatility to continue through the remainder of the year as investors contend with Asian concerns, potential slowdowns in other parts of the world, Year 2000 issues and reduced corporate profits. On the other hand, several countries continue to experience steady economic growth, and many companies (small, medium and large) should continue to report very good earnings growth Investments in these areas and companies should provide positive results for investors over time.

Change in Value of $10,000 Investment


                    Omni Portfolio                S&P Index

12/31/86             $ 9,865.00                  $ 9,806.00
12/31/88              11,157.51                   12,052.80
12/31/90              13,128.09                   15,345.68
12/31/92              16,845.13                   21,568.35
12/31/94              18,909.06                   24,033.86
12/31/96              26,820.71                   40,653.06
06/30/98              34,165.08                   63,763.22





Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF JUNE 30, 1998

                                           % of Portfolio
1.  Cisco Systems Inc                               1.86
2.  Camco International                             1.59
3.  American International Group                    1.59
4.  Ford Motor Co                                   1.56
5.  Owens-Illinois Inc                              1.41
6.  General Electric Co                             1.15
7.  Chubb Corp                                      1.08
8.  Abbott Laboratories                             1.03
9.  Xerox Corp                                      1.03
10. AlliedSignal                                    0.98


TOP 5 INDUSTRIES AS OF JUNE 30, 1998

                                             % of Portfolio
Oil, Energy & Natural Gas                         11.40
Computer and Related                               8.77
Electrical Equipment                               5.72
Banking                                            4.91
Insurance Services                                 4.69

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)

                                                    MARKET
       SHARES             COMMON STOCK               VALUE
---------------------------------------------------------------
                 AEROSPACE (2.4%)
       49,000    Allied Signal, Inc.                $2,174,375
       21,456    Boeing Co.                            956,133
       21,600    Raytheon Co.                        1,277,100
       17,350    Rockwell International Corp.          833,884
                                                 --------------
                                                     5,241,492
                                                 --------------
                 AUTOMOTIVE AND RELATED (3.0%)
        7,500    Arvin Industries, Inc.                272,344
       11,700    Chrysler Corp.                        659,587
       26,000    Cooper Tire & Rubber                  536,250
        8,000    Eaton Corp.                           622,000
       58,777    Ford Motor Co.                      3,467,843
       10,000    Magna International, Inc.             686,250
       34,000    Walbro Corp.                          480,250
                                                 --------------
                                                     6,724,524
                                                 --------------
                 BANKING (3.2%)
       28,664    Charter One Financial, Inc.           965,618
       25,000    Flagstar Bancorp                      609,375
       23,880    First State Bancorp                   576,105
       20,000    First Union Corp.                   1,165,000
       22,500    Mellon Bank Corp.                   1,566,563
       13,050    Nations Bank Corporation              998,325
        7,000    Star Banc                             447,125
       18,750    Susquehanna Bancshares, Inc.          700,781
                                                 --------------
                                                     7,028,892
                                                 --------------
                 BUSINESS SERVICES (3.3%)
       70,000  * Alternative Resources Co.             866,250
       55,000    First Data Corp.                    1,832,188
       30,000    Hewlett-Packard Co.                 1,796,250
       30,000  * Lo Jack Corp.                         373,125
       50,000    Manpower, Inc.                      1,434,375
       50,000    Reynolds & Reynolds                   909,375
        5,000    Standard Register Co.                 176,875
                                                 --------------
                                                     7,388,438
                                                 --------------
                 CHEMICALS (2.7%)
        5,000    E I DuPont DeNemours & Co.            373,125
       18,000    Engelhard Corp.                       364,500
       25,625    Hanson Trust PLC                      776,758
       25,000    Hercules Inc.                       1,028,125
       20,000    Minerals Technologies Inc.          1,017,500
       15,000    Monsanto Co.                          838,125
       39,000    OM Group, Inc.                      1,608,750
                                                 --------------
                                                     6,006,883
                                                 --------------
                 COMPUTER AND RELATED (8.4%)
       28,000  * 3Comm Corp.                           859,250
       45,000  * Cisco Systems, Inc.                 4,142,813
       34,500    Computer Associates                 1,916,905
        5,200  * Computer Sciences Corp.               332,800
       22,000    Intel Corp.                         1,630,750
       16,000  * LSI Logic                             369,000
       55,000    MacNeal-Schwendler Corp.              539,688
       30,000    Mapics Inc.                           590,625
       20,000  * Microsoft Corp.                     2,167,500
       47,058  * Seagate Technology, Inc.            1,120,569
       40,000  * Sun Microsystems, Inc.              1,737,500
       36,000    Texas Instruments, Inc.             2,099,250
       26,000  * Zebra Tech Corp. CL. A              1,111,500
                                                 --------------
                                                    18,618,150
                                                 --------------

                                                    MARKET
       SHARES             COMMON STOCK               VALUE
---------------------------------------------------------------
                 COMMUNICATIONS (0.6%)
       65,000    Andrew Corp.                       $1,174,062
       11,250    Mastec, Inc.                          268,594
                                                 --------------
                                                     1,442,656
                                                 --------------
                 CONSUMER PRODUCTS (0.9%)
       60,000  * Sola International                  1,961,250
                                                 --------------

                 CONTAINERS (2.1%)
       34,000    Crown Cork & Seal Co.               1,615,000
       70,000  * Owens-Illinois, Inc.                3,132,500
                                                 --------------
                                                     4,747,500
                                                 --------------
                 DRUGS (2.7%)
       57,000  * Applied Analytical                    819,375
       56,000    Abbott Laboratories                 2,289,000
       40,000    Kendle International                1,210,000
       55,000    Mylan Laboratories                  1,653,438
                                                 --------------
                                                     5,971,813
                                                 --------------
                 DURABLE GOODS (0.1%)
       15,000  * Meadow Craft Inc.                     165,000
                                                 --------------

                 ELECTRICAL EQUIPMENT (5.3%)
       35,000  * Advanced Lighting                     813,750
       33,333  * Analog Devices, Inc.                  818,742
       52,500  * Anixter International, Inc.         1,000,780
       49,800    BMC Industries Inc.                   435,750
       40,000    CBS Corp.                           1,270,000
       26,116    Federal Signal Corp.                  634,945
       28,000    General Electric Co.                2,548,000
       28,900  * Hubbell Inc. CL. B                  1,202,963
       18,000    Varian Associates, Inc.               702,000
       22,500    Xerox Corp.                         2,286,563
                                                 --------------
                                                    11,713,493
                                                 --------------
                 ENTERTAINMENT & LEISURE (1.4%)
       66,000    Cedar Fair                          1,823,250
       35,000  * Livent Inc.                           306,250
       36,000  * Mirage Resorts Inc.                   767,250
       32,000  * Royal Olympic Cruise Lines            320,000
                                                 --------------
                                                     3,216,750
                                                 --------------
                 FINANCIAL SERVICES (0.5%)
       15,405    Associates First Capital CL A       1,184,259
                                                 --------------

                 FOOD AND RELATED (1.0%)
       50,000    Food Lion Inc. CL. A                  531,250
       16,500    H.J. Heinz Co.                        926,063
       23,000    Pan American Beverages, Inc.          723,062
                                                 --------------
                                                     2,180,375
                                                 --------------
                 FORESTRY AND PAPER PRODUCTS (1.0%)
       34,000    Boise Cascade                       1,113,500
       40,150    Sonoco Products Inc.                1,214,538
                                                 --------------
                                                     2,328,038
                                                 --------------
                 HOTEL/LODGING (0.4%)
       25,000  * Guest Supply                          418,750
       23,000    La Quinta Inns                        485,875
                                                 --------------
                                                       904,625
                                                 --------------



                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)

                                                    MARKET
       SHARES             COMMON STOCK               VALUE
---------------------------------------------------------------

                 HOUSING, FURNITURE & RELATED (1.9%)
       71,025    Clayton Homes                      $1,349,475
       55,000    Haverty Furniture Co.               1,216,875
       24,000    Newell Co.                          1,195,500
       35,000    Shelby Williams                       525,000
                                                 --------------
                                                     4,286,850
                                                 --------------
                 INDUSTRIAL SERVICES (0.7%)
       45,000    Clarcor                               945,000
       31,000    Pall Corp.                            635,500
        1,600    Regal Beloit                           45,600
                                                 --------------
                                                     1,626,100
                                                 --------------
                 INSURANCE (4.5%)
       18,094    Aegon NV                            1,565,160
       24,187    American International Group        3,531,302
       30,000    Chubb Corp.                         2,411,250
           18    Cincinnati Financial Corp.                691
       20,000    Equitable Cos., Inc.                1,498,750
       25,000    St. Paul Cos.                       1,051,562
                                                 --------------
                                                    10,058,715
                                                 --------------
                 MACHINERY (1.2%)
       12,000    Caterpillar, Inc.                     634,500
       49,500    Hardinge Inc.                       1,206,563
       41,000    Stewart & Stevenson                   738,000
                                                 --------------
                                                     2,579,063
                                                 --------------
                 MEDICAL AND RELATED (3.6%)
       20,300    Allegiance Corp.                    1,040,375
       26,500    Baxter International                1,426,031
       20,000  * Cephalon                              157,500
       32,500  * Foundation Health Corp.               857,188
       40,000  * Healthsouth Corp.                   1,334,375
       18,000  * Humana, Inc.                          561,375
       50,500  * Quorum Health Group Inc.            1,338,250
       19,000    United Healthcare Corp.             1,206,500
                                                 --------------
                                                     7,921,594
                                                 --------------
                 METALS AND MINING (1.5%)
       27,000    Amcast Industrial Corp.               502,875
       16,000    Phelps Dodge Corp.                    915,000
       30,400    Wolverine Tube Inc.                 1,155,200
       49,000    Worthington Industries                738,063
                                                 --------------
                                                     3,311,138
                                                 --------------
                 OIL, ENERGY AND NATURAL GAS (7.5%)
       32,500  * Belco Oil & Gas                       280,313
       45,500    Camco International, Inc.           3,543,313
       23,000    Chevron Corp.                       1,910,438
       20,000    Kerr McGee                          1,157,500
       60,000  * Louis Dreyfus Natural Gas           1,136,250
      100,000  * Matrix Services Co.                   725,000
       30,000  * Offshore Logistics Inc.               532,500
       30,000    Pacific Gulf Properties               639,375
       20,000    Schlumberger, Ltd.                  1,366,250
       60,300  * Tesoro Petroleum                      957,263
       24,150    Ultramar Diamond Shamrock, Inc.       762,234
       23,200    WD-40 Co.                             629,300
       22,100    Westcoast Energy, Inc.                493,106
       57,000    Williams Companies Inc.             1,923,750
       46,000    Wiser Oil                             508,875
                                                 --------------
                                                    16,565,467
                                                 --------------

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------
                 REAL ESTATE (3.8%)
       32,500    Berkshire Realty Co.                      $379,844
       19,000    Camden Property Trust                      565,250
       76,300    Commercial Net Lease Realty              1,235,106
       60,000    Corporate Office Properties                532,500
       30,500    First Industrial Realty Trust              970,281
       15,000    Great Lakes REIT                           261,562
       33,000    Health & Retirement Properties Trust       620,813
       50,000    Healthcare Realty Trust                  1,362,500
       56,250    Liberty Property Trust                   1,437,890
       24,000    National Health Investors,  Inc.           795,000
       11,500    Regency Hotel Corp.                        288,937
                                                    ----------------
                                                          8,449,683
                                                    ----------------
                 RESTAURANTS (0.3%)
       50,000  * Buffets, Inc.                              784,375
                                                    ----------------

                 RETAIL (0.3%)
       29,800    Consolidated Product                       629,525
                                                    ----------------

                 TEXTILES (0.6%)
       30,000    Warnaco Group CL A                       1,273,125
                                                    ----------------

                 TRANSPORTATION AND EQUIPMENT (3.2%)
       21,500  * Atlas Air Inc.                             726,968
       34,500  * Avondale Industries                        951,986
       14,000    Burlington Northern Santa Fe             1,374,625
       24,000    CNF Transportation                       1,020,000
       35,462    Halter Marine Group                        534,146
       30,000    Norfolk Southern Corp.                     894,375
       21,000    Trinity Industries                         871,500
       33,000  * Wisconsin Central Transportations          721,802
                                                    ----------------
                                                          7,095,402
                                                    ----------------
                 UTILITIES (0.7%)
       15,000    FPL Group, Inc.                            945,000
       23,500    UGI Corp.                                  584,562
                                                    ----------------
                                                          1,529,562
                                                    ----------------
                 TOTAL COMMON STOCKS
                     (68.8%) (COST  $92,856,753)       $152,934,737
                                                    ----------------


                                                        MARKET
       SHARES             PREFERRED STOCK                VALUE
--------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (0.1%)
        8,000    Walbro Cap Trust Conv.                    $177,000
                                                    ----------------

                 BANKING (0.9%)
       46,000    Flagstar Bancorp Inc.                    1,147,125
       30,000    National Australia Bank Conv.              860,625
                                                    ----------------
                                                          2,007,750
                                                    ----------------
                 COMPUTERS AND RELATED (0.1%)
       16,000    General Datacommunications 9%              216,000
                                                    ----------------

                 FINANCIAL SERVICES (0.2%)
       11,000    Money Store  6.50% Conv.                   344,960
                                                    ----------------

                 FOOD & RELATED (0.2%)
       20,000    Conagra Capital LC 9.35%
                    Series C                                520,000
                                                    ----------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)


                                                    MARKET
       SHARES            PREFERRED STOCK             VALUE
---------------------------------------------------------------
                 METALS AND MINING (0.3%)
       30,000    Freeport McMoRan Copper & Gold
                   Series C                           $635,625
                                                 --------------

                 OIL, ENERGY AND NATURAL GAS (0.7%)
       41,000    Consumer Energy II Conv.            1,035,250
       10,000    Howell Corp. $3.50 Series A Conv.     430,000
                                                 --------------
                                                     1,465,250
                                                 --------------
                 REAL ESTATE (0.1%)
       11,385    Camden Property Tr. Conv.             301,703
                                                 --------------

                 UTILITIES (0.2%)
       20,000    GTE Delaware 8.750%, Series B         523,750
                                                 --------------

                 TOTAL PREFERRED STOCKS
                    (2.8%) (COST  $6,781,975)       $6,192,038
                                                 --------------

    FACE                                            MARKET
   AMOUNT            LONG-TERM BONDS & NOTES         VALUE
---------------------------------------------------------------
                 GOVERNMENT (1.5%)
     $775,000    U.S. Treasury Note
                    6.375%  07-15-99                  $781,782
      500,000    U.S. Treasury Note
                    7.875%  11-15-99                   515,313
    2,005,000    U.S. Treasury Note
                    7.750%  02-15-01                 2,112,771
                                                 --------------
                                                     3,409,866
                                                 --------------
                 AEROSPACE (0.2%) 500,000 AAR Corp.
                    7.250%  10-15-03                   509,810
                                                 --------------

                 BANKING (0.7%)
      400,000    Citified Bancorp Inc.
                    8.250%  03-01-03                   402,008
    1,000,000    Green Tree Financial CL. A6
                    8.700%  06-15-25                 1,122,354
                                                 --------------
                                                     1,524,362
                                                 --------------
                 CHEMICALS (0.8%)
    1,750,000    GEON Company
                    7.500%  12-15-98                 1,831,114
                                                 --------------

                 COMMUNICATIONS (1.0%)
    1,600,000    Comcast Cable Communications
                    8.375%  05-01-07                 1,799,906
      300,000    Sprint
                    8.125%  07-15-02                   322,158
                                                 --------------
                                                     2,122,064
                                                 --------------
                 COMPUTERS AND RELATED (0.3%)
      700,000    Apple Computer, Inc.
                    6.500%  02-15-04                   644,000
                                                 --------------

                 CONSUMER GOODS (0.8%)
      140,000    Owens Corning
                    7.500%  05-01-05                 1,429,121
      400,000    RJR Nabisco, Inc.
                    8.750%  04-15-04                   415,950
                                                 --------------
                                                     1,845,071
                                                 --------------

    FACE                                                MARKET
   AMOUNT             LONG-TERM BONDS & NOTES            VALUE
--------------------------------------------------------------------
                 FINANCIAL SERVICES (0.5%)
     $100,000    Fertinitro Finance Inc.
                    8.290%  04-01-20                     $1,028,879
                                                    ----------------

                 FOOD AND RELATED (0.3%)
      740,000    Marsh Supermarkets Inc.
                    8.875%  04-01-07                        760,350
                                                    ----------------

                 FORESTRY AND PAPER PRODUCTS (0.7%)
      700,000    Boise Cascade Co.
                    9.850%  06-15-02                        779,472
      500,000    Champion International
                    9.875%  06-01-00                        533,856
      250,000    ITT Rayonier, Inc.
                    7.500%  10-15-02                        263,762
                                                    ----------------
                                                          1,577,090
                                                    ----------------
                 HOUSING, FURNITURE AND RELATED (0.1%)
      250,000    Armstrong World
                    9.750%  04-15-08                        311,781
                                                    ----------------

                 INDUSTRIAL SERVICES (0.2%)
      400,000    Medar Sr. Sub. notes
                    12.950%  06-30-05                       365,600
                                                    ----------------

                 INSURANCE (0.5%)
      500,000    Continental Corp.
                    7.250%  03-01-03                        515,749
       600000    Transamerica Finance Corp.
                    7.500%  03-15-04                        637,922
                                                    ----------------
                                                          1,153,671
                                                    ----------------
                 MACHINERY (0.2%)
      500,000    ABC Rail Products Corp.
                    9.125%  01-15-04                        485,000
                                                    ----------------

                 MEDICAL AND RELATED (0.7%)
      500,000    Bergen Brunswig
                    7.375%  01-15-03                        524,267
    1,000,000    Tenet Healthcare Corp.
                    8.625%  01-15-07                      1,036,250
                                                    ----------------
                                                          1,560,517
                                                    ----------------
                 METALS AND MINING (0.2%)
      500,000    Cyprus Minerals
                    6.625%  10-15-05                        500,995
                                                    ----------------

                 RESTAURANTS (0.9%)
    1,900,000    Tricon Global Restaurants
                    7.450%  05-15-05                      1,919,870
                                                    ----------------

                 TRANSPORTATION (0.4%)
      500,000    American President Cos., Ltd.
                    7.125%  11-15-03                        401,668
      400,000    Illinois Central Gulf Railroad
                    6.750%  05-15-03                        410,455
                                                    ----------------
                                                            812,123
                                                    ----------------



                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)


    FACE                                            MARKET
   AMOUNT            LONG-TERM BONDS & NOTES         VALUE
---------------------------------------------------------------

                 OIL, ENERGY AND NATURAL GAS (3.0%)
     $400,000    Dekalb Energy
                    9.875%  07-15-00                  $428,440
      350,000    Dresser Industries, Inc.
                    6.250%  06-01-00                   352,351
      375,000    Marathon Oil
                    7.00%  06-01-02                    384,654
      600,000    PDV America, Inc.
                    7.875%  08-01-03                   627,224
      500,000    Petroleos Mexicanos Global
                    8.850%  09-15-04                   486,250
    1,500,000    R & B Falcon Corp.
                    6.750%  04-15-05                 1,510,884
      500,000    Union Texas Petroleum
                    8.250%  11-15-99                   513,973
      500,000    United Refining Company
                    10.750%  06-15-07                  486,250
    2,000,000    Windsor Petroleum Transport Corp.
                    7.840%  01-15-21                 1,750,000
                                                 --------------
                                                     6,540,026
                                                 --------------
                 UTILITIES (1.8%)
      400,000    Cleveland Electric Illum.
                    7.625%  08-01-02                   414,792
       70,000    ESI Tractebel
                    7.990%  12-30-11                   712,246
    1,000,000    Great Lakes Power
                    9.000%  08-01-04                 1,114,124
      700,000    Niagra Mohawk Power Corp.
                    7.750%  10-01-08                   721,875
      400,000    Old Dominion Elec. Co.
                    8.760%  12-01-22                   468,174
      500,000    Texas New Mexico Power Co.
                    9.250%  09-15-00                   528,419
                                                 --------------
                                                     3,959,630
                                                 --------------
                 TOTAL LONG-TERM BONDS & NOTES
                    (14.8%) (COST  $31,948,295)    $32,861,819
                                                 --------------

    FACE                                            MARKET
   AMOUNT            CONVERTIBLE DEBENTURES          VALUE
---------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.5%)
   $1,100,000    Richey Electric
                   7.000%  due 03-01-06             $1,009,250
                                                 --------------

                 METALS AND MINING (0.3%)
    600,000      INCO, Ltd.
                    7.750%  due 03-15-16               575,250
                                                 --------------

                 OIL, ENERGY AND NATURAL GAS (0.3%)
      750,000    Offshore Logistics, Inc.
                    6.000%  due 12-15-06               774,375
                                                 --------------

                 TOTAL CONVERTIBLE DEBENTURES
                    (1.1%) (COST $2,431,000)        $2,358,875
                                                 --------------

                                                        MARKET
   SHARES                     WARRANTS                   VALUE
--------------------------------------------------------------------
       80,000  * Medar Inc. Warrants                        $34,400
                                                    ----------------

                 TOTAL WARRANTS (0.0%)
                    (COST $34,400)                          $34,400
                                                    ----------------

    FACE                                                MARKET
   AMOUNT                 SHORT-TERM NOTES               VALUE
--------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (4.0%)
   $4,680,000    General Motors Acceptance Corp.
                    5.510%  07-01-98                     $4,680,000
    4,260,000    Ford Motor
                    5.550%  07-15-98                      4,250,806
                                                    ----------------
                                                          8,930,806
                                                    ----------------
                 FINANCE (5.1%)
    4,300,000    American Express Credit Corp.
                    5.550%  07-14-98                      4,291,382
    2,427,000    American General Finance
                    5.580%  07-09-98                      2,423,991
      962,000    Associates Corp.
                    5.550%  07-07-98                        961,110
    2,033,000    G.E. Capital
                    5.600%  07-13-98                      2,029,205
    1,581,000    Household Finance
                    5.540%  07-06-98                      1,579,783
                                                    ----------------
                                                         11,285,471
                                                    ----------------
                 INSURANCE (1.6%)
    3,565,000    Prudential Funding
                    5.570%  07-10-98                      3,560,036
                                                    ----------------

                 RETAIL (1.4%)
    3,155,000    Sears Roebuck Acceptance Corp.
                    5.480%  07-02-98                      3,154,519
                                                    ----------------

                 TOTAL SHORT-TERM NOTES
                    (12.1%) (COST  $26,930,832)         $26,930,832
                                                    ----------------

                 TOTAL HOLDINGS
                    (COST  $160,983,255)(A)            $221,312,701
                                                    ================





*  Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                       JUNE 30, 1998 (UNAUDITED)

Assets:
   Investments in securities at market value
     (note 1) (cost $160,983,255) ...................   $221,312,701
   Cash in bank .....................................         34,133
   Receivable for fund shares sold ..................        155,991
   Dividends and accrued interest receivable ........        900,318
   Other ............................................         16,684
                                                     ----------------

     Total assets ...................................    222,419,827
                                                     ----------------

Liabilities:
   Payable for investment management services
     (note 3) .......................................         95,359
   Other accrued expenses ...........................         75,458
                                                     ----------------
     Total liabilities ..............................        170,817
                                                     ----------------

Net assets at market value ..........................   $222,249,010
                                                     ================

Net assets consist of:
   Par value, $1 per share ..........................     $9,906,643
   Paid-in capital in excess of par value ...........    150,103,971
   Accumulated undistributed net realized gain on
     investments ....................................      1,889,282
   Net unrealized appreciation on investments (note 1)    60,329,446
   Undistributed net investment income ..............         19,668
                                                     ----------------

Net assets at market value ..........................   $222,249,010
                                                     ================

Shares outstanding (note 4) .........................      9,906,643

Net asset value per share ...........................         $22.43
                                                     ================


STATEMENT OF OPERATIONS
                                  FOR SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment income:
   Interest .......................................   $2,055,046
   Dividends ......................................    1,363,985
                                                   --------------

     Total investment income ......................    3,419,031
                                                   --------------

Expenses:
   Management fees (note 3) .......................      560,129
   Custodian fees (note 3) ........................       18,811
   Directors' fees (note 3) .......................       10,661
   Professional fees ..............................       28,658
   Accounting and transfer agent fees .............       63,332
   Filing fees ....................................        9,289
   Printing, proxy and postage fees ...............       37,863
   Other ..........................................        2,096
                                                   --------------

     Total expenses ...............................      730,839
                                                   --------------

     Net investment income ........................   $2,688,192
                                                   --------------

Realized and unrealized gain on investments:
   Net realized gain from investments .............   $1,889,282
   Net increase in unrealized appreciation on
     investments ..................................   10,884,837
                                                   --------------

       Net gain on investments ....................   12,774,119
                                                   --------------

       Net increase in net assets from operations..  $15,462,311
                                                   ==============





   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months Ended
                                                                           6-30-98            Year Ended
                                                                          (Unaudited)           12-31-97
                                                                        --------------       --------------
From operations:
   Net investment income ..........................................      $   2,688,192       $   4,595,611
   Realized gain on investments ...................................          1,889,282           7,723,290
   Unrealized gain on investments .................................         10,884,837          15,465,006
                                                                         -------------       -------------
     Net increase in assets from operations .......................         15,462,311          27,783,907
                                                                         -------------       -------------

Dividends and distributions to shareholders:
   Dividends paid from net investment income ......................         (2,676,213)         (5,602,347)
   Capital gains distributions ....................................            (33,599)         (9,150,428)
                                                                         -------------       -------------
     Total dividends and distributions ............................         (2,709,812)        (14,752,775)
                                                                         -------------       -------------

From capital share transactions (note 4):
   Received from shares sold ......................................         20,416,357          35,259,039
   Received from dividends reinvested .............................          2,709,812          14,752,775
   Paid for shares redeemed .......................................         (7,344,704)        (14,795,590)
                                                                         -------------       -------------
     Increase in net assets derived from capital share transactions         15,781,465          35,216,224
                                                                         -------------       -------------

       Increase in net assets .....................................         28,533,964          48,247,356

Net Assets:
   Beginning of period ............................................        193,715,046         145,467,690
                                                                         -------------       -------------

   End of period (a) ..............................................      $ 222,249,010       $ 193,715,046
                                                                         =============       =============

(a)  Includes undistributed net investment income of ..............      $      19,668       $       7,689
                                                                         =============       =============

FINANCIAL HIGHLIGHTS

                                                         Six Months Ended
                                                              6-30-98                         Years Ended December 31,
                                                            (Unaudited)           1997            1996          1995         1994
                                                            ------------       -----------    -----------    ----------   ----------
Per share data:
Net asset value, beginning of period ....................   $ 21.06           $ 19.40        $ 17.60        $ 14.76        $ 15.38
Income (loss) from investment operations:
   Net investment income ................................      0.28              0.56           0.53           0.58           0.55
   Net realized and unrealized gain (loss) on investments      1.37              2.87           2.10           2.72          (0.63)
                                                            -------           -------        -------        -------        -------
     Total income (loss) from investment operations .....      1.65              3.43           2.63           3.30          (0.08)
                                                            -------           -------        -------        -------        -------
Less distributions:
   Dividends from net investment income .................     (0.28)            (0.69)         (0.52)         (0.46)         (0.54)
   Distributions from net realized capital gains ........      0.00             (1.08)         (0.31)         0.00.           0.00
                                                            -------           -------        -------        -------        -------
     Total distributions ................................     (0.28)            (1.77)         (0.83)         (0.46)         (0.54)
                                                            -------           -------        -------        -------        -------
Net asset value, end of period ..........................   $ 22.43           $ 21.06        $ 19.40        $ 17.60        $ 14.76
                                                            =======           =======        =======        =======        =======

Total return ............................................      7.82%(b)         18.15%         15.54%         22.75%          0.53%

Ratios and supplemental data:
   Ratio of expenses to average net assets ..............      0.69%(a)          0.71%          0.76%          0.75%          0.62%
   Ratio of net investment income to average net assets .      2.55%(a)          2.69%          2.89%          3.56%          3.67%
Portfolio turnover rate .................................         4%               18%            12%            10%             7%
Average commission rate (c) .............................   $  0.07           $  0.07        $  0.07             NR             NR

Net assets at end of period (millions) ..................   $ 222.2           $ 193.7        $ 145.5        $ 109.6        $  85.0

(a)  Annualized
(b)  Calculated on an aggregate basis (not audited)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(NR) Not required prior to 1996.


   The accompanying notes are an integral part of these financial statements.

INTERNATIONAL PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign companies.

PERFORMANCE AS OF JUNE 30, 1998

AVERAGE ANNUAL TOTAL RETURNS:
One-year                       0.01%
Three-year                    10.67%
Five-year                     14.28%
Since inception (5/3/93)      13.67%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

European markets were volatile due to growing worries over Asian markets, corporate earnings and the direction of interest rates. Once the EMU founding members were confirmed and bilateral exchange rates were set, European blue chips rose as meager earnings announcements continued. Overall, German, French, Swedish and Finnish blue chips achieved significant gains while other issues were far weaker. Yet, smaller capitalization stocks, which account for most of the International Portfolio's holdings, continued to underperform large capitalization stocks.

   In Japan, stocks fell due to the gloomy economic outlook and doubts concerning the effectiveness of the government's economic package. The yen weakened significantly until the concerted action between the U.S. and Japanese governments in June. Japanese authorities also announced plans for the ailing financial sector and tax cut proposals. Smaller and domestically oriented companies fared worse than larger stocks, which negatively affected the portfolio's holdings in Japan.

   Other Asian markets plunged due to growing instability in the Pacific Rim (riots in Indonesia, strikes in South Korea, etc.). New Zealand and Australian stocks were likewise negatively impacted by those events.

   Canadian stocks declined, due in part to weakness in the metals sector. In Latin America, markets fell sharply as investors fled most emerging markets.


CHANGE IN VALUE OF $10,000 INVESTMENT


                     International Portfolio        Morgan Stanley
                     (Commenced operations          Capt. Intl.
                          May 3, 1993)              EAFE Index

12/31/94                  $13,504.29                   $11,698.53
12/31/96                   17,331.44                    13,879.91
06/30/98                   19,367.36                    16,298.60


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF JUNE 30, 1998

                                                % of Porffolio
1.  Queensland Treasury 8.00% 09/14/07              2.00
2.  Buderus AG                                      1.97
3.  Sagem ADP                                       1.91
4.  Bank for International Settlements
    (US Tranche)                                    1.75
5.  Fuji Photo Film Co, Ltd                         1.72
6.  Secom Co, Ltd                                   1.71
7.  Sika Finanz AG, Bearer                          1.69
8.  EuraFrance                                      1.65
9.  Kuehne & Nagel International AG Bearer          1.50
10. Societe Generale D'Affichage D.R.C.             1.42

TOP 5 COUNTRIES/REGIONS AS OF JUNE 30, 1998

                                              % of Portfolio
Japan                                             15.60
France                                            13.52
Germany                                            8.79
Switzerland                                        8.56
New Zealand                                        4.29

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------

                 JAPAN (15.3%)
      275,000    Aida Engineering Limited (19)           $1,067,155
       70,700    Chofu Seisakusho (9)                       960,246
      375,000    Dai-Tokyo Fire Marine Ins. Co. Ltd. (18) 1,301,606
      325,000    Dowa Fire & Marine Ins. Co. Ltd. (18)      969,243
       75,000    Fuji Photo Film Co., Ltd. (9)            2,603,212
       15,000    Hitachi Ltd. ADR (11)                      967,500
      400,000  * Iino Kaiun Kaisha (5)                      758,866
       35,000    Ito-Yokado Co. Ltd. (28)                 1,642,413
      250,000    Koa Fire & Marine Ins. Co., Ltd. (18)      959,362
      275,000    Nichido Fire & Marine Ins. Co., Ltd. (18)1,432,755
      275,000    Nisshinbo Industries Inc. (8)            1,096,799
      150,000    Nittetsu Mining Co., Ltd. (22)             538,967
       45,000    Secom Co., Ltd. (29)                     2,590,277
       85,000    Shimano Inc. (9)                         2,150,120
       65,000    Shiseido Company (9)                       736,158
      127,000    Sotoh Co. (31)                             866,106
      155,000    Shoei Co. (27)                             928,964
       15,000    Toho Co. (20)                            1,573,785
       50,000    Tokyo Marine & Fire Ins. Co. Ltd. (18)     512,378
                                                    ----------------
                                                         23,655,912
                                                    ----------------
                 FRANCE (12.1%)
       10,000    CGDE Michelin 'B' (34)                     575,822
        8,130    Crometal (5)                               546,078
        8,500    Elf Aquitaine (12)                       1,192,067
       17,500    Emin Leydier (24)                        1,284,875
        4,000    Eurafrance (34)                          2,507,878
       10,000    Gaumont SA (20)                            775,463
        3,500    La Brosse et DuPont (9)                    352,258
        9,000    Legrand ADP (10)                         1,544,325
        6,500    Marine Wendel (34)                       1,193,635
        6,396    NSC Groupe (19)                            959,258
        2,133    Promodes C.I. (28)                         784,799
        7,000    SAGEM (32)                               2,896,599
        2,000    Sucriere de Pithiviers-le-Vieil (1)      1,054,959
        3,500    Taittinger (13)                          1,969,179
        5,000    Vivendi (33)                             1,065,023
                                                    ----------------
                                                         18,702,218
                                                    ----------------
                 SWITZERLAND (8.4%)
          405    Bank of Intl. Settlements (3)            2,652,024
        5,500    Edipresse SA Bearer (20)                 1,509,378
        3,000    Kuehne & Nagel Intl. AG (32)             2,270,484
          300    Lindt & Sprungli AG PC (9)                 771,964
          500    Nestle SA (9)                            1,068,115
          500    Sika Finanz AG Bearer (7)                2,570,911
        5,500    Societe Generale d'Affichage (20)        2,153,669
                                                    ----------------
                                                         12,996,545
                                                    ----------------
                 GERMANY (7.4%)
        1,550    Axel Springer Verlag AG (20)             1,140,210
       20,000    Bayer AG (7)                             1,029,867
       12,500    Bertelsmann AG D.R.C. (25)               1,607,439
        6,000    Buderus AG (5)                           2,986,726
       85,000    Gerresheimer Glas AG (4)                 1,274,060
       35,000    IVG Holding AG (27)                      1,593,197
        3,000    Suedzucker AG (8)                        1,820,243
                                                    ----------------
                                                         11,451,742
                                                    ----------------

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------

                 NEW ZEALAND (2.8%)
    1,275,549    Carter Holt Harvey Limited (14)         $1,109,284
    1,000,000  * Evergreen Forests Ltd. (14)                207,060
      299,250    Independent Press Comm. (20)             1,448,378
    1,601,500    Shortland Properties, Ltd. (27)            538,861
    1,870,310    Tasman Agriculture Limited (1)             894,643
      450,000    Wrightson Ltd. (1)                          86,189
                                                    ----------------
                                                          4,284,415
                                                    ----------------
                 UNITED KINGDOM (2.7%)
      550,000    Lonrho Africa plc (34)                     674,046
      200,000    Lonrho plc (34)                            940,414
      425,000  * McBride plc (10)                         1,222,413
      375,000    Royal Doulton plc (9)                    1,369,352
                                                    ----------------
                                                          4,206,225
                                                    ----------------
                 HONG KONG (2.3%)
    6,427,368    CDL Hotels Intl. Ltd. (16)               1,908,216
    2,000,000    Shaw Brothers (Hong Kong) Ltd.(20)       1,213,373
    1,000,000    South China Morning Post Holdings
                    Corp. (25)                              480,831
                                                    ----------------
                                                          3,602,420
                                                    ----------------
                 LATIN AMERICA (2.3%)
       40,000    Banco Latinoamericano 'Bladex' (3)       1,230,000
      350,000    Antofagasta Holdings plc (21)            1,473,565
      681,944    Ledesma SA (1)                             634,300
      100,000    Siderca S.A.I.C. (12)                      171,023
                                                    ----------------
                                                          3,508,888
                                                    ----------------
                 CANADA (2.0%)
       50,000    Canadian Pacific Ltd. (34)               1,418,750
       40,000    Franco-Nevada Mining Corp. (21)            794,089
       50,000    Noranda, Inc. (21)                         864,916
                                                    ----------------
                                                          3,077,755
                                                    ----------------
                 NETHERLANDS (1.7%)
       35,000    Apothekers Cooperatie OPG (17)           1,176,254
       55,000    European City Estates NV (27)              688,090
        8,500    Philips Electronics NV ADR (11)            722,500
                                                    ----------------
                                                          2,586,844
                                                    ----------------
                 SINGAPORE (1.6%)
      675,000    Clipsal Industries Ltd. (10)               604,125
      800,000    Del Gro Corp. (35)                         573,970
      700,000    Intraco Ltd. (34)                          217,907
      200,000    Singapore Bus Service Ltd. (32)             82,419
      650,000    Times Publishing Ltd. (25)               1,079,158
                                                    ----------------
                                                          2,557,579
                                                    ----------------
                 SWEDEN (1.5%)
       15,000    AssiDoman AB (14)                          435,163
       45,000    Bylock & Nordsjofrakt AB 'B' (32)          149,681
       55,000    Gorthon Lines 'B' (32)                     306,052
       10,000    Investor AB Class B (34)                   582,093
       70,000    IRO AB (31)                                919,095
                                                    ----------------
                                                          2,392,084
                                                    ----------------
                 BELGIUM (1.1%)
        5,000    Deceuninck Plastics Ind. SA (4)          1,689,552
                                                    ----------------

                 SPAIN (1.0%)
        6,500    Corporation Financiera Alba SA (34)        713,611
      100,000    Energia e Ind. Aragonesas SA (33)          866,562
                                                    ----------------
                                                          1,580,173
                                                    ----------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                JUNE 30, 1998 (UNAUDITED)

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------

                 MEXICO (0.9%)
    1,000,000    Grupo Fernandez Editores SA de CV(25)     $141,615
      415,000    Industrias Penoles SA de CV (21)         1,318,856
                                                    ----------------
                                                          1,460,471
                                                    ----------------
                 NORWAY (0.7%)
       70,000    Schibsted AS (25)                        1,177,929
                                                    ----------------

                 DENMARK (0.7%)
       10,000    Carlsberg International A/S Class'B'(9)    726,058
        3,500    Kobenhavns Lufthavne (32)                  424,000
                                                    ----------------
                                                          1,150,058
                                                    ----------------
                 SOUTH KOREA (0.4%)
        7,000    Daeduck (11)                               291,624
       35,000    Fursys Inc. (9)                            369,629
                                                    ----------------
                                                            661,253
                                                    ----------------
                 FINLAND (0.4%)
        7,000    Vaisala Oy A (5)                           565,564
                                                    ----------------

                 ITALY (0.3%)
      700,000    Montedison non-conv. Savings SpA(34)       540,503
                                                    ----------------

                 SOUTH AFRICA (0.2%)
       28,000    Anglo American Platinum Corp.(22)          299,751
                                                    ----------------

                 PORTUGAL (0.1%)
       10,000    Companhia de Celulose do Cairna (1)        156,681
                                                    ----------------

                 AUSTRALIA (0.1%)
      185,000    Eltin Ltd. (22)                            150,015
                                                    ----------------

                 GREECE (0.1%)
       38,090    H. Benrubi & Fils SA (9)                    93,512
                                                    ----------------

                 MISCELLANEOUS (1.0%)
       65,000    North European Oil Royalty Tr. (12)        983,125
       45,000    Minorco ADR (34)                           537,188
                                                    ----------------
                                                          1,520,313
                                                    ----------------
                 TOTAL COMMON STOCK
                    (67.1%) (COST $106,566,981)        $104,068,402
                                                    ----------------

                                                        MARKET
   SHARES                 PREFERRED STOCK                VALUE
--------------------------------------------------------------------
                 INDONESIA (1.0%)
       26,500    Freeport McMoRan Pfd. 'B' (22)            $561,469
       26,500    Freeport McMoRan Pfd. 'C' (22)             501,844
       31,500    Freeport McMoRan Pfd. 'D' (22)             531,563
                                                    ----------------
                                                          1,594,876
                                                    ----------------
                 GERMANY (1.2%)
       20,500    Hornbach Holdings AG (28)                1,876,521
                                                    ----------------

                 TOTAL PREFERRED STOCK
                   (2.2%) (COST $3,976,664)              $3,471,397
                                                    ----------------



                                                        MARKET
   AMOUNT              CONVERTIBLE DEBENTURES            VALUE
--------------------------------------------------------------------

                 U.S. DOLLAR (2.0%)
   $1,000,000    PT Inti Indorayon Utama 7.000%
                    due 05-02-06 (24)                      $395,000
    1,000,000    Cheil Foods & Chemicals Co 3.000%
                    due 12-31-06 (9)                      1,085,000
      250,000    Medya International Ltd. 10.000%
                    due 06-28-01 (20)                       198,750
    1,350,000    Scandinavian Broadcasting
                    7.250% due 08-01-05 (20)              1,461,375
                                                    ----------------
                                                         $3,140,125
                                                    ----------------
                 NON U.S. DOLLAR (2.0%)
        1,527 FF Gaumont SA  3.750%
                    due 01-01-03 (20)                   $156,205.00
       20,000 FF Immobiliere Hoteliere
                    due 01-01-01 (33)                       725,965
      550,000 GBPBerisford plc 5.000%
                    due 01-31-15 (9)                        901,021
      300,000 GBPBAA plc  5.750%
                    due 03-29-06  (32)                      632,778
      350,000 GBPLonrho
                    6.000%  due 02-27-04 (34)               537,632
      320,000 NZ Shortland Properties Inc. 7.500%
                    due 12-31-98 (27)                       112,641
                                                    ----------------
                                                         $3,066,242
                                                    ----------------
                 TOTAL CONVERTIBLE SUBORDINATED
                    DEBENTURES
                    (4.0%) (COST $5,930,559)             $6,206,367
                                                    ----------------




    FACE                                                MARKET
   AMOUNT              NON-CONVERTIBLE BONDS             VALUE
--------------------------------------------------------------------

                 U.S. DOLLAR (1.3%)
   $1,250,000    Federal Republic Of Brazil
                    6.875%  due 04-15-24 (15)              $965,625
      500,000    United Mexican States 'A'
                    6.867%  due 12-31-19 (15)               449,687
      500,000    United Mexican States 'B'
                    6.617%  12-31-19 (15)                   449,687
      250,000    United Mexican States 'C'
                    6.718%  12-31-19 (15)                   224,844
                                                    ----------------
                                                         $2,089,843
                                                    ----------------
                 NON-U.S. DOLLAR (3.9%)
    4,250,000 AU Queensland Treasury
                    8.000%  due 09-14-07 (11)            $3,040,542
      650,000 DE Carlberg Finance
                    7.000%  due 02-26-13 (15)             1,113,615
    1,000,000 NZ Republic of New Zealand
                    10.000%  due 03-15-02 (15)              568,772
    2,500,000 NZ Trans Power Finance Ltd.
                    8.000%  due 03-15-02 (15)             1,309,093
                                                    ----------------
                                                          6,032,022
                                                    ----------------
                 TOTAL NON-CONVERTIBLE BONDS
                    (5.2%) (COST  $8,283,696)            $8,121,865
                                                    ----------------



                                                                     (continued)